INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Net deferred tax asset
Deferred tax asset	$ 785,059	$ 585,059	$ 286,754
Valuation allowance	(785,059)	(585,059)	(286,754)
Net deferred tax asset